Other disclosures - Related party transactions - Non-executive directors ESOP (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments	Jun. 30, 2017 EUR (€)	Jun. 30, 2016 EUR (€)	May 31, 2016 EUR (€)	Sep. 30, 2015 EUR (€)	Jun. 30, 2015 EUR (€)	Dec. 31, 2014 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	2,862,216	2,293,636	1,752,926						1,595,015
Exercise price | €	€ 21.17	€ 14.130	€ 9.47	€ 18.41	€ 11.38	€ 11.47	€ 10.34	€ 11.44
Exercised	203,412	140,292	97,656
Non-executive Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	15,000	50,000	15,000
Exercised	0
11.38 | Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options		10,000
Term		10 years
Exercise price | €		€ 11.38
11.38 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options		10,000
Term		10 years
Exercise price | €		€ 11.38
11.38 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options		10,000
Term		10 years
Exercise price | €		€ 11.38
11.38 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options		10,000
Term		10 years
Exercise price | €		€ 11.38
11.38 | Don Debethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options		10,000
Term		10 years
Exercise price | €		€ 11.38
14.13 | A.A. Rosenberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	15,000	15,000
Term		10 years
Exercise price | €		€ 14.13
11.44 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	25,000	25,000
11.44 | Don Debethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	25,000	25,000	15,000
Term			10 years
Exercise price | €			€ 11.44
21.17 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	15,000
Term	10 years
Exercise price | €	€ 21.17